Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
NGLs	$ 2	$ 3
Line fill	9	5
Spare parts, materials and supplies	44	44
Total inventories	$ 55	$ 52